Details of Significant Accounts - Current financial assets at amortized cost - Additional Information (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Details of Significant Accounts
Financial assets at amortised cost pledged to others	$ 0
Percentage of financial assets at amortized cost denominated in reporting currency	100.00%